Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels (Note 5)	36,505	—	36,505
Transfer to Assets Held for Sale (Note 6)	(152,174)	64,207	(87,967)
Depreciation expense	—	(39,153)	(39,153)
Balance, September 30, 2021	$1,241,791	$(390,242)	$851,549